Financial Risk Management - Summary of Reconciliation of Level 3 Fair Value of Other Financial Asset Investment in Shares and Participations (Detail) kr in Millions	12 Months Ended
Dec. 31, 2025 SEK (kr)
Reconciliation of changes in fair value measurement, assets [abstract]
Opening balance	kr 292,374
Closing balance	279,223
Level 3 [member] | Investment in shares and participations [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Opening balance	1,867
Additions	523
Disposals	(149)
Gains or losses 1	(319)
Translation differences	(13)
Closing balance	kr 1,909